Net Income Per Share - Summary of Computation of Basic EPS and Diluted EPS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Numerator
Net income attributable to Viking Holdings Ltd	$ 514,089	$ 380,030	$ 847,664	$ 48,651
Net income allocated to shares other than ordinary shares and special shares	0	0	0	7,091
Net income allocated to ordinary shares and special shares - Basic	514,089	380,030	847,664	41,560
Reallocation of income	0	0	0	212
Net income allocated to ordinary shares and special shares - Diluted	$ 514,089	$ 380,030	$ 847,664	$ 41,772
Denominator
Weighted-average ordinary shares and special shares - Basic	443,520	431,604	443,221	339,779
Dilutive effect of stock based awards	3,118	3,917	2,743	2,143
Weighted-average ordinary shares and special shares - Diluted	446,638	435,521	445,964	341,922
Basic EPS	$ 1.16	$ 0.88	$ 1.91	$ 0.12
Diluted EPS	$ 1.15	$ 0.87	$ 1.9	$ 0.12